Future Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Operating Leased Assets [Line Items]
2013	$ 101.2	5,152.0
2014	93.8	4,774.5
2015	88.2	4,489.7
2016	82.9	4,217.3
2017	77.6	3,949.1
Thereafter	143.7	7,311.3
Total	$ 587.4	29,893.9